Schedule of Investments (unaudited) June 30, 2020	iShares® PHLX Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 20.0%
Applied Materials Inc.	1,987,120	$120,121,404
ASML Holding NV, NYS(a)(b)	300,472	110,582,710
Cabot Microelectronics Corp.	113,611	15,853,279
Entegris Inc.(b)	526,166	31,070,102
KLA Corp.	606,074	117,869,272
Lam Research Corp.	407,926	131,947,744
MKS Instruments Inc.(b)	214,857	24,330,407
Teradyne Inc.	647,975	54,760,367

		606,535,285

Semiconductors — 79.7%
Advanced Micro Devices Inc.(b)(c)	2,075,028	109,167,223
Analog Devices Inc.	988,372	121,213,942
Broadcom Inc.	766,555	241,932,424
Cirrus Logic Inc.(c)	228,140	14,094,489
Cree Inc.(b)(c)	422,790	25,024,940
Intel Corp.	3,547,959	212,274,387
Marvell Technology Group Ltd.(b)	2,600,615	91,177,562
Maxim Integrated Products Inc.	1,042,218	63,168,833
Microchip Technology Inc.	958,994	100,991,658
Micron Technology Inc.(c)	2,330,129	120,048,246
Monolithic Power Systems Inc.	174,888	41,448,456
NVIDIA Corp.	628,905	238,927,299
NXP Semiconductors NV	1,090,732	124,387,077
ON Semiconductor Corp.(b)(c)	1,602,747	31,766,445
Qorvo Inc.(c)	448,491	49,571,710
Qualcomm Inc.	2,760,547	251,789,492
Semtech Corp.(b)(c)	254,671	13,298,920
Silicon Laboratories Inc.(b)(c)	170,769	17,123,008
Skyworks Solutions Inc.	652,156	83,384,666
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,218,086	125,920,742

Security	Shares	Value

Semiconductors (continued)
Texas Instruments Inc.	1,880,352	$238,748,293
Xilinx Inc.	950,504	93,520,089

		2,408,979,901

Total Common Stocks — 99.7% (Cost: $2,792,522,220)		3,015,515,186

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	123,003,055	123,162,959
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(e)	7,095,000	7,095,000

		130,257,959

Total Short -Term Investments — 4.3% (Cost: $130,188,164)		130,257,959

Total Investments in Securities — 104.0% (Cost: $2,922,710,384)		3,145,773,145

Other Assets, Less Liabilities — (4.0)%		(121,935,083)

Net Assets — 100.0%		$3,023,838,062

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	126,368,552	(3,365,497)	123,003,055	$123,162,959	$139,408	(b)	$113,880		$16,704
BlackRock Cash Funds: Treasury, SL Agency Shares	4,905,000	2,190,000	7,095,000	7,095,000	2,524		—		—

				$130,257,959	$141,932		$113,880		$16,704

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	11	09/18/20	$791	$8,885

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® PHLX Semiconductor ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P Select Sector Technology E-Mini Index	68	09/18/20	$7,153	$244,525

				$253,410

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,015,515,186	$—	$—	$3,015,515,186
Money Market Funds	130,257,959	—	—	130,257,959

	$3,145,773,145	$—	$—	$3,145,773,145

Derivative financial instruments(a)
Assets
Futures Contracts	$253,410	$—	$—	$253,410

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NYS	New York Registered Shares

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